Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2025	Jun. 30, 2025
ASSETS
Cash	$ 39,404	$ 1,356,601
Prepaid expenses and other current assets	3,047,913	2,457,913
Due from subsidiaries and the VIE	58,319,743	8,117,149
Assets held for sale		9,999,600
TOTAL CURRENT ASSETS	61,407,060	21,931,263
Deficits in subsidiaries, consolidated VIE and VIE’s subsidiaries	(2,876,487)	(266,366)
TOTAL ASSETS	58,530,573	21,664,897
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other Payable	245,776	83,271
TOTAL CURRENT LIABILITIES	245,776	83,271
TOTAL LIABILITIES	245,776	83,271
SHAREHOLDERS’ EQUITY
Subscription receivable	(15,441)	(15,441)
Additional paid-in capital	90,043,880	55,369,555
Retained earnings	(32,140,840)	(32,356,441)
Accumulated other comprehensive loss	(422,192)	(1,585,437)
TOTAL SHAREHOLDERS’ EQUITY	58,284,797	21,581,626
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	58,530,573	21,664,897
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	$ 819,390	$ 169,390